Performance Management	Oct. 31, 2025
EuroPac International Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of each class of shares of the Fund compare with the average annual total returns of the Bloomberg World ex US Large & Mid Cap Net Return Index, a broad-based securities market index. The Fund also compares its performance with the returns of the MSCI All Country World Ex USA Value Index and the MSCI World Ex USA Value Index, which the Fund’s investment advisor believes are better performance benchmarks for comparison to the Fund’s performance in light of the Fund’s investment strategies. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.europacificfunds.com, or by calling the Fund at 1-888-558-5851. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of each class of shares of the Fund compare with the average annual total returns of the Bloomberg World ex US Large & Mid Cap Net Return Index, a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Return (before taxes) for Class A Shares For each calendar year at net asset value per share (“NAV”)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A Shares
Highest Calendar Quarter Return at NAV	32.46%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(18.53)%	Quarter Ended 3/31/2020

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	32.46%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(18.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2025)	One Year	Five Years	Ten Years
Class A Shares – Return Before Taxes	40.47%	11.78%	10.84%
Class A Shares – Return After Taxes on Distributions[1]	38.29%	11.22%	10.51%
Class A Shares – Return After Taxes on Distributions and Sale of Fund Shares[1]	25.70%	9.47%	9.08%
Class I Shares – Return Before Taxes	47.54%	13.11%	11.66%
MSCI All Country World Ex USA Value Index (reflects no deduction for fees, expenses or taxes)	39.50%	11.87%	8.74%
MSCI World Ex USA Value Index (reflects no deduction for fees, expenses or taxes)	42.23%	13.94%	9.16%
Bloomberg World ex US Large & Mid Cap Net Return Index (reflects no deduction for fees, expenses or taxes)	31.47%	7.59%	8.43%

[1] After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.europacificfunds.com
Performance Availability Phone [Text]	1-888-558-5851
EuroPac International Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg Global Aggregate Bond Index, a broad-based securities market index. The Fund also compares its performance with the returns of the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD and the FTSE Non USD World Government Bond Index, which the Fund’s investment advisor believes are better performance benchmarks for comparison to the Fund’s performance in light of the Fund’s investment strategies. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.europacificfunds.com, or by calling the Fund at 1-888-558-5851. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those changes were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg Global Aggregate Bond Index, a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads are not reflected in the bar chart, and if those changes were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Return (before taxes) for Class A Shares For each calendar year at net asset value per share (“NAV”)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A Shares
Highest Calendar Quarter Return at NAV	7.47%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(8.14)%	Quarter Ended 03/31/2020

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	7.47%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(8.14%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2025)	One Year	Five Years	Ten Years
Class A Shares – Return Before Taxes	7.88%	0.27%	2.11%
Class A Shares – Return After Taxes on Distributions[1]	6.47%	(0.40)%	1.67%
Class A Shares – Return After Taxes on Distributions and Sale of Fund Shares[1]	4.65%	(0.09)%	1.44%
Class I Shares – Return Before Taxes	13.20%	1.41%	2.82%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (reflects no deduction for fees, expenses or taxes)	6.91%	(6.24)%	(0.75)%
FTSE Non USD World Government Bond Index (reflects no deduction for fees, expenses or taxes)	8.47%	(5.21)%	(0.16)%
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.17%	(2.15)%	1.26%

[1] After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.europacificfunds.com
Performance Availability Phone [Text]	1-888-558-5851
EuroPac International Dividend Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg World ex US Large & Mid Cap Net Return Index, a broad-based securities market index. The Fund also compares its performance with the returns of the S&P International Dividend Opportunities Index, which the Fund’s investment advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.europacificfunds.com, or by calling the Fund at 1-888-558-5851. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those changes were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg World ex US Large & Mid Cap Net Return Index, a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads are not reflected in the bar chart, and if those changes were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Return (before taxes) for Class A Shares For each calendar year at net asset value per share (“NAV”)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A Shares
Highest Calendar Quarter Return at NAV	26.86%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(20.55)%	Quarter Ended 03/31/2020

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	26.86%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(20.55%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2025)	One Year	Five Years	Ten Years
Class A – Return Before Taxes	54.61%	12.80%	9.29%
Class A – Return After Taxes on Distributions[1]	52.43%	12.06%	8.76%
Class A – Return After Taxes on Distributions and Sale of Fund Shares[1]	34.12%	10.25%	7.63%
Class I – Return Before Taxes	62.35%	14.14%	10.08%
S&P International Dividend Opportunities Index (reflects no deduction for fees, expenses or taxes)	31.31%	8.38%	7.68%
Bloomberg World ex US Large & Mid Cap Net Return Index (reflects no deduction for fees, expenses or taxes)	31.47%	7.59%	8.43%

[1] After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.europacificfunds.com
Performance Availability Phone [Text]	1-888-558-5851
EP Emerging Markets Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of each class of shares of the Fund compare with the average annual total returns of the MSCI Emerging Markets Index, a broad-based securities market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Prior to September 1, 2022, the Fund was named the EP Emerging Markets Small Companies Fund and invested primarily in equity securities of small capitalization emerging market companies. Updated performance information is available at the Fund’s website, www.europacificfunds.com, or by calling the Fund at 1-888-558-5851. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Class A shares and Class I shares are invested in the same portfolio of securities. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of each class of shares of the Fund compare with the average annual total returns of the MSCI Emerging Markets Index, a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Return (before taxes) for Class A Shares For each calendar year at net asset value per share (“NAV”)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A Shares
Highest Calendar Quarter Return at NAV	33.49%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(24.89)%	Quarter Ended 03/31/2020

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	33.49%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(24.89%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2025)	One Year	Five Years	Ten Years
Class A Shares – Return Before Taxes	19.76%	0.20%	5.01%
Class A Shares – Return After Taxes on Distributions[1]	19.09%	(1.05)%	3.95%
Class A Shares – Return After Taxes on Distributions and Sale of Fund Shares[1]	11.96%	0.04%	3.84%
Class I Shares – Return Before Taxes	25.72%	1.37%	5.75%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	33.57%	4.20%	8.42%

[1] After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.europacificfunds.com
Performance Availability Phone [Text]	1-888-558-5851
EuroPac Gold Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of Class A shares of the Fund compare with the average annual total returns of the S&P 500 Index, a broad-based securities market index. The Fund also compares its performance with the returns of the Philadelphia Gold & Silver Index and the NYSE ARCA Gold Miners Index, which the Fund’s investment advisor believes are better performance benchmarks for comparison to the Fund’s performance in light of the Fund’s investment strategies. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.europacificfunds.com, or by calling the Fund at 1-888-558-5851. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of Class A shares of the Fund compare with the average annual total returns of the S&P 500 Index, a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Return (before taxes) for Class A Shares For each calendar year at net asset value per share (“NAV”)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A Shares
Highest Calendar Quarter Return at NAV	62.21%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(27.51)%	Quarter Ended 06/30/2022

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	62.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(27.51%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2025)	One Year	Five Years	Ten Years
Class A Shares – Return Before Taxes	118.84%	11.36%	18.39%
Class A Shares – Return After Taxes on Distributions[1]	113.27%	9.89%	16.40%
Class A Shares – Return After Taxes on Distributions and Sale of Fund Shares[1]	70.53%	8.27%	14.49%
Class I Shares – Return Before Taxes[2]	129.70%	12.66%	19.15%
Philadelphia Gold & Silver Index (reflects no deduction for fees, expenses or taxes)	155.10%	21.88%	24.43%
NYSE ARCA Gold Miners Index (reflects no deduction for fees, expenses or taxes)	155.37%	19.39%	20.40%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

[1] After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2] Class A shares were first offered on July 19, 2013. Class I shares were first offered on November 20, 2018. The performance figures for Class I include the performance for Class A for the periods prior to the start date of Class I. Class A imposes higher expenses than Class I.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.europacificfunds.com
Performance Availability Phone [Text]	1-888-558-5851